Schedule of Investments - March 31, 2023
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

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COMMON STOCKS - 97.08%	Held	Value
COMMUNICATION SERVICES - 5.29%
Media - 5.29%
Stagwell, Inc. (a)	5,004,500	$37,133,390
TOTAL COMMUNICATION SERVICES		37,133,390

CONSUMER DISCRETIONARY - 9.87%
Automobile Components - 2.90%
Adient PLC (a)	496,700	20,344,832

Automobiles - 0.56%
Thor Industries, Inc.	49,600	3,950,144

Diversified Consumer Services - 1.66%
Adtalem Global Education, Inc. (a)	300,600	11,609,172

Hotels, Restaurants & Leisure - 1.35%
International Game Technology PLC	353,900	9,484,520

Specialty Retail - 2.94%
The ODP Corp. (a)	199,280	8,963,614
Sonic Automotive, Inc.	214,400	11,650,496
		20,614,110
Textiles, Apparel & Luxury Goods - 0.46%
Capri Holdings Ltd. (a)	68,800	3,233,600
TOTAL CONSUMER DISCRETIONARY		69,236,378

CONSUMER STAPLES - 0.33%
Personal Care Products - 0.33%
Herbalife Nutrition Ltd. (a)	142,900	2,300,690
TOTAL CONSUMER STAPLES		2,300,690

ENERGY - 14.99%
Energy Equipment & Services - 3.03%
Expro Group Holdings NV (a)	1,159,282	21,284,417

Oil, Gas & Consumable Fuels - 11.96%
Berry Corp.	2,538,800	19,929,580
Equitrans Midstream Corp.	1,350,000	7,803,000
Kinetik Holdings, Inc.	31,390	982,507
Kosmos Energy Ltd. (a)	3,216,400	23,930,016
Murphy Oil Corp.	492,900	18,227,442
Range Resources Corp.	369,300	9,775,371
Ranger Oil Corp.	71,400	2,915,976
Rockhopper Exploration PLC (a)	2,566,400	330,836
		83,894,728
TOTAL ENERGY		105,179,145

FINANCIALS - 24.75%
Banks - 7.96%
The Bank of NT Butterfield & Son Ltd.	603,100	16,283,700
First Hawaiian, Inc.	133,900	2,762,357
First Horizon Corp.	216,500	3,849,370
Luther Burbank Corp.	117,800	1,116,744
Popular, Inc.	496,800	28,521,288
Synovus Financial Corp.	105,800	3,261,814
		55,795,273
Capital Markets - 4.91%
Evercore, Inc.	153,000	17,653,140
Perella Weinberg Partners	274,900	2,501,590
Stifel Financial Corp.	241,900	14,293,871
		34,448,601
Consumer Finance - 3.03%
SLM Corp.	1,714,400	21,241,416

Financial Services - 3.58%
Euronet Worldwide, Inc. (a)	158,400	17,724,960
WEX, Inc. (a)	40,200	7,392,378
		25,117,338
Insurance - 5.27%
CNO Financial Group, Inc.	121,900	2,704,961
Enstar Group Ltd. (a)	79,819	18,501,246
Global Indemnity Group LLC	316,036	8,896,414
Horace Mann Educators Corp.	205,600	6,883,488
		36,986,109
TOTAL FINANCIALS		173,588,737

INDUSTRIALS - 18.15%
Commercial Services & Supplies - 2.54%
The Brink’s Company	216,200	14,442,160
MillerKnoll, Inc.	80,800	1,652,360
Quad/Graphics, Inc. (a)	402,700	1,727,583
		17,822,103
Construction & Engineering - 2.05%
Fluor Corp. (a)	465,400	14,385,514

Machinery - 5.57%
Allison Transmission Holdings, Inc.	192,600	8,713,224
Crane Holdings Company	31,300	3,552,550
Flowserve Corp.	466,100	15,847,400
The Greenbrier Companies, Inc.	235,900	7,588,903
Miller Industries, Inc.	95,800	3,386,530
		39,088,607
Professional Services - 7.99%
Hudson Global, Inc. (a) (o)	147,460	3,289,833
Korn Ferry	384,300	19,883,682
ManpowerGroup, Inc.	228,300	18,841,599
TrueBlue, Inc. (a)	786,650	14,002,370
		56,017,484
TOTAL INDUSTRIALS		127,313,708

INFORMATION TECHNOLOGY - 15.22%
Communications Equipment - 7.04%
CommScope Holding Company, Inc. (a)	201,300	1,282,281
F5, Inc. (a)	330,200	48,106,838
		49,389,119
Electronic Equipment, Instruments & Components - 7.98%
Arrow Electronics, Inc. (a)	173,700	21,689,919
Belden, Inc.	123,700	10,733,449
Itron, Inc. (a)	287,500	15,941,875
Plexus Corp. (a)	78,100	7,620,217
		55,985,460
Semiconductors & Semiconductor Equipment - 0.20%
Diodes, Inc. (a)	15,200	1,409,952
TOTAL INFORMATION TECHNOLOGY		106,784,531

MATERIALS - 2.87%
Chemicals - 2.87%
Ecovyst, Inc. (a)	1,007,400	11,131,770
Olin Corp.	161,400	8,957,700
TOTAL MATERIALS		20,089,470

REAL ESTATE - 2.06%
Real Estate Management & Development - 2.06%
The RMR Group, Inc.	117,400	3,080,576
Seritage Growth Properties (a) (l)	1,443,910	11,363,572
TOTAL REAL ESTATE		14,444,148

UTILITIES - 3.55%
Electric Utilities - 1.02%
Portland General Electric Company	145,900	7,133,051

Multi-Utilities - 2.53%
Avista Corp.	418,400	17,761,080
TOTAL UTILITIES		24,894,131

Total common stocks (Cost $653,136,531)		680,964,328

Total long-term investments (Cost $653,136,531)		680,964,328

COLLATERAL FOR SECURITIES ON LOAN - 0.82%
Money Market Funds - 0.82%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 4.73%^	5,745,850	5,745,850
Total collateral for securities on loan (Cost $5,745,850)		5,745,850

	Principal
SHORT-TERM INVESTMENTS - 2.53%	Amount
Time Deposits - 2.53%
JPMorgan Chase & Company, 4.18%, 04/03/2023*	$17,753,144	17,753,144
Total short-term investments (Cost $17,753,144)		17,753,144

Total investments - 100.43% (Cost $676,635,525)		704,463,322

Liabilities in excess of other assets - (0.43)%		(2,975,324)

Net assets - 100.00%		$701,487,998

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $5,612,398. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
 - Affiliated issuer.  An issuer in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of the Fund’s investments in securities of affiliated issuers held during the nine months ended March 31, 2023, is set forth below:

						Net Change in
						Unrealized
		Value at			Net Realized	Appreciation/	Value at		Shares Held at
	Issuer Name	June 30, 2022	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2023	Dividends	March 31, 2023
	Hudson Global, Inc.	$5,324,184	$-	$(761,324)	$(3,441,068)	$2,168,041	$3,289,833	$-	147,460
	Noranda Aluminum Holding Corp.+	0	-	-	(48,543)	48,543	-	-	-
		$5,324,184	$-	$(761,324)	$(3,489,611)	$2,216,584	$3,289,833	$-

+	Issuer was not an affiliate as of March 31, 2023.

^	- Rate shown is the 7-day yield as of March 31, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$680,964,328
Money Market Funds	5,745,850
Time Deposits	17,753,144
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$704,463,322

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance at June 30, 2022	$0
Purchases	-
Sales	-
Accrued discounts (premiums)	-
Realized gains (losses)	(48,543)
Change in unrealized appreciation/depreciation	48,543
Transfers into Level 3	0
Balance at March 31, 2023	$-

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2023	$-